9. SANDSTORM FINANCING ARRANGEMENT (Details) (USD $)	3 Months Ended
Mar. 31, 2013
Consultancy and advisory fees	$ 936,926
Legal fees included in general and adminstration expenses	192,203
Share issuance costs	$ 86,636